UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876

Templeton China World Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton China
World Fund
August 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Templeton China World Fund

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Templeton
China World Fund for the 12-month reporting period ended
August 31, 2023. Please read on for a detailed look at
prevailing economic and market conditions during the Fund’s
reporting period and to learn how those conditions have
affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
Managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Fund Overview 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 17
Notes to Financial Statements 21
Report of Independent Registered
Public Accounting Firm 31
Tax Information 32
Board Members and Officers 33
Shareholder Information 38
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.
Templeton China World Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. When choosing equity investments for the Fund, we apply
a fundamental, research-driven, long-term approach,
focusing on companies with sustainable earnings power that
are trading at a discount to intrinsic worth. In assessing
individual investment opportunities, we consider a variety of factors, including a company’s profit and loss outlook,
balance sheet strength, cash flow trends and asset value in
relation to the current price of the company’s securities. We also focus on incorporating environmental, social and
governance (ESG) factors throughout the investment
process, including the Fund’s security-selection and portfolio construction process.
Performance Overview
For the 12 months ended August 31, 2023, the Fund’s Class
A shares posted a -17.15% cumulative total return. For
comparison, the MSCI China Index-NR, which measures
stock market performance of mid- and large-capitalization
companies in China, posted a -7.53% cumulative total
return for the same period.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Chinese equities fell over the 12-month period ended
August 31, 2023. The reporting period started with China
extending its COVID-19 controls, which added onto existing
concerns over the country’s economic growth. However,
the dismantling of zero-COVID restrictions at the end
of 2022 and the government’s implementation of policy
support to spur consumption and revive the property sector
introduced positive market sentiment. Chinese equities
largely advanced between the end of 2022 and the first
quarter of 2023, but gains were capped due to re-escalating
geographical tensions between China and the West. This
period coincided with an improved regulatory environment
for the information technology (IT) sector, which was widely welcomed by investors momentarily.
Towards the end of the reporting period, concerns over
China’s weaker-than-expected post-COVID-19 recovery re-
emerged and a lack-of follow-through from the government’s
stimulus program to shore up the economy weighed,
overshadowing previous gains.
Q. How did we respond to these changing market
conditions?
A. Our investment strategy employs a bottom-up, research-
driven approach focused on identifying long-term earnings
power at a discount to intrinsic value. Our opportunity lies in identifying companies for which the market underestimates
or misprices the probability, magnitude, or timing of its long-
term earnings power. Sector weightings are a residual of our bottom-up stock selection process.
Due to China’s idiosyncrasies, we placed additional
emphasis on non-economic factors such as government
policy, corporate structure, management motivation, social
and demographic trends, and local government interests. We
believe combining our bottom-up approach with a top-down
perspective is crucial. Top-down views further underpin
our stock research focus and portfolio construction, which
remains primarily driven by bottom-up selection.
Q. What were the leading contributors to performance?
A. During the 12 months under review, key contributors to
the Fund’s absolute performance included Tencent Holdings,
Netease and Focus Media.
Tencent is a provider of value-added services including
online and mobile games, cloud, and payment services.
Market sentiment for the stock was boosted as the
Geographic Composition
8/31/23
% of Total
Net Assets
China 98.4%
Hong Kong 2.1%
Short-Term Investments & Other Net Assets (0.6)%

Templeton China World Fund

franklintempleton.com
Annual Report
government voiced more support for internet platforms, and
a regulatory environment for technology companies became
more conducive. Positive results and the approval of some
of its game titles also helped.
NetEase is one of the largest online game companies and
provides other online services centered around content,
communications and e-commerce. Its shares tracked higher
in 2023 due to a combination of stronger-than-expected first-
quarter gaming revenue and earnings, launch of new games
and a strong pipeline for the rest of 2023 and beyond. The
resumption of video game license approvals in China also
supported its share price.
Focus Media provides advertising and marketing services,
predominantly via the use of digital signage screens. Its
share price was buoyed by results beats across several
periods—the first quarter of 2023, and the first half of 2023—
in light of a recovery in demand and capacity expansion.
At a sector level, the communication services sector was the sole contributor to absolute performance.
Q. What were the leading detractors from performance?
A. During the 12 months under review, key detractors from
the Fund’s absolute performance were China Tourism Group
Duty Free, JD.com and Nio.
The share price of China Tourism Group Duty Free, a state-
owned operator of duty-free shops, rose in late 2022 amidst
optimism over China’s reopening and a rebound in travel.
However, its share price started to decline in 2023 over
concerns about the pace of travel recovery and a fall in its first-quarter profits. We have sold our holdings in this stock.
JD.com is a technology-driven e-commerce company. It fell
in line with the broader China equity market, weighed down
by signs of weakening Chinese consumer demand and
intensifying competition. However, the stock experienced
some uplifts within the period from renewed support for the
sector and better-than-expected results for several quarters.
Electric vehicle (EV) manufacturer Nio declined amidst
disappointing corporate results for the last two quarters
of 2022 and concerns over its deliveries, which were
impacted by COVID-19 restrictions and related supply
chain challenges. Its share price experienced a slight
recovery towards the end of the reporting period from
China’s extension of tax exemption on EVs (which bodes
well for demand), the launch of its first station wagon and
strong sales data. We sold off our holdings in Nio during the reporting period.
While most sectors detracted from absolute performance,
the consumer discretionary, IT and industrials sectors were
the largest detractors.
Q. Were there any significant changes to the Fund
during the reporting period?
A. We did not make any significant changes to the Fund’s
investment process over the reporting period. In the past 12 months, the continued search for undervalued investments
led to additions in the industrials, financials and utilities sectors. Meanwhile, we reduced the Fund’s investments in
the IT, consumer discretionary and materials sectors in favor of opportunities that we found more compelling, and to raise funds for dividend and capital gains distribution during the reporting period.
Prior to period-end, Michael Lai retired as Lead Portfolio
Manager effective May 31, 2023. In preparation for Michael
Lai’s retirement, Nicholas Chui, CFA, was added as Lead
Portfolio Manager for Templeton China World Fund.
Thank you for your continued participation in Templeton
China World Fund. We look forward to serving your future
investment needs.
Top 10 Holdings
8/31/23
Company
Sub-Industry
% of Total
Net Assets
a a
Tencent Holdings Ltd. 14.9%
Interactive Media & Services
Alibaba Group Holding Ltd. 11.2%
Broadline Retail
Meituan Dianping 5.7%
Restaurants
Baidu, Inc. 5.5%
Interactive Media & Services
Ping An Insurance Group Co. of China Ltd. 4.6%
Life & Health Insurance
NetEase , Inc. 4.0%
Interactive Home Entertainment
ANTA Sports Products Ltd. 3.5%
Apparel, Accessories & Luxury Goods
Focus Media Information Technology Co. Ltd. 3.2%
Advertising
JD.com, Inc. 3.1%
Broadline Retail
Wuxi Biologics Cayman, Inc. 3.0%
Life Sciences Tools & Services

Templeton China World Fund

franklintempleton.com
Annual Report
Nicholas Chui, CFA
Lead Portfolio Manager
Eric Mok, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2023
Templeton China World Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -17.15% -21.71%
5-Year -33.99% -9.01%
10-Year -11.15% -1.73%
Advisor
1-Year -16.93% -16.93%
5-Year -33.18% -7.75%
10-Year -8.85% -0.92%
See page 8 for Performance Summary footnotes.

Templeton China World Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(8/31/13–8/31/23)
Advisor Class
(8/31/13–8/31/23)

Templeton China World Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The government’s participation in the economy is still high and, therefore, investments in China will be subject to larger regulatory risk levels compared to many other countries. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. The managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI China Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of mid-and large-capitalization companies in China. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–8/31/23)
Share Class
Long-Term
Capital Gain
A $0.0977
C $0.0977
R6 $0.0977
Advisor $0.0977
Total Annual Operating Expenses
6
Share Class
A 1.77%
Advisor 1.52%

Your Fund’s Expenses
Templeton China World Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $886.90 $7.80 $1,016.93 $8.34 1.64%
C $1,000 $883.60 $11.37 $1,013.13 $12.15 2.39%
R6 $1,000 $889.20 $5.81 $1,019.06 $6.21 1.22%
Advisor $1,000 $888.10 $6.62 $1,018.20 $7.07 1.39%

Templeton China World Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.04 $15.72 $20.71 $18.01 $22.42
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.05) (0.14) (0.19) (0.07) 0.14
Net realized and unrealized gains (losses) ........... (1.66) (5.07) (0.52) 5.95 (1.76)
Total from investment operations .................... (1.71) (5.21) (0.71) 5.88 (1.62)
Less distributions from:
Net investment income .......................... — — — (0.13) (0.30)
Net realized gains ............................. (0.10) (0.47) (4.28) (3.05) (2.49)
Total distributions ............................... (0.10) (0.47) (4.28) (3.18) (2.79)
Net asset value, end of year ....................... $8.23 $10.04 $15.72 $20.71 $18.01
Total return
c
................................... (17.15)% (33.91)% (5.79)% 36.80% (6.46)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.74% 1.87% 1.73% 1.86% 1.87%
Expenses net of waiver and payments by affiliates ....... 1.73% 1.85% 1.72% 1.85% 1.83%
Net investment income (loss) ...................... (0.54)% (1.11)% (0.98)% (0.39)% 0.76%
Supplemental data
Net assets, end of year (000’s) ..................... $56,739 $80,597 $146,131 $164,145 $146,709
Portfolio turnover rate ............................ 30.20% 6.63% 27.52% 59.87% 5.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton China World Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.79 $15.46 $20.57 $17.91 $22.13
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.11) (0.24) (0.34) (0.20) (—)
c
Net realized and unrealized gains (losses) ........... (1.62) (4.96) (0.49) 5.91 (1.72)
Total from investment operations .................... (1.73) (5.20) (0.83) 5.71 (1.72)
Less distributions from:
Net investment income .......................... — — — — (0.01)
Net realized gains ............................. (0.10) (0.47) (4.28) (3.05) (2.49)
Total distributions ............................... (0.10) (0.47) (4.28) (3.05) (2.50)
Net asset value, end of year ....................... $7.96 $9.79 $15.46 $20.57 $17.91
Total return
d
................................... (17.70)% (34.43)% (6.51)% 35.80% (7.16)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.49% 2.62% 2.47% 2.61% 2.62%
Expenses net of waiver and payments by affiliates ....... 2.49%
e
2.60% 2.47%
e
2.60% 2.58%
Net investment income (loss) ...................... (1.29)% (1.88)% (1.76)% (1.15)% 0.01%
f
Supplemental data
Net assets, end of year (000’s) ..................... $2,005 $2,953 $6,502 $12,376 $15,744
Portfolio turnover rate ............................ 30.20% 6.63% 27.52% 59.87% 5.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Ratio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Templeton China World Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.22 $15.94 $20.88 $18.14 $22.55
Income from investment operations
a
:
Net investment income (loss)
b
.................... (—)
c
(0.09) (0.11) 0.01 0.26
Net realized and unrealized gains (losses) ........... (1.70) (5.16) (0.55) 5.99 (1.81)
Total from investment operations .................... (1.70) (5.25) (0.66) 6.00 (1.55)
Less distributions from:
Net investment income .......................... — — — (0.21) (0.37)
Net realized gains ............................. (0.10) (0.47) (4.28) (3.05) (2.49)
Total distributions ............................... (0.10) (0.47) (4.28) (3.26) (2.86)
Net asset value, end of year ....................... $8.42 $10.22 $15.94 $20.88 $18.14
Total return .................................... (16.73)% (33.62)% (5.46)% 37.42% (6.08)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.41% 1.58% 1.46% 1.56% 1.57%
Expenses net of waiver and payments by affiliates ....... 1.28% 1.44% 1.37% 1.42% 1.42%
Net investment income (loss) ...................... (0.05)% (0.67)% (0.59)% 0.05% 1.17%
Supplemental data
Net assets, end of year (000’s) ..................... $1,736 $2,058 $3,148 $3,437 $3,395
Portfolio turnover rate ............................ 30.20% 6.63% 27.52% 59.87% 5.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.

Templeton China World Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.23 $15.97 $20.94 $18.18 $22.60
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.03) (0.11) (0.14) (0.02) 0.20
Net realized and unrealized gains (losses) ........... (1.69) (5.16) (0.55) 6.01 (1.79)
Total from investment operations .................... (1.72) (5.27) (0.69) 5.99 (1.59)
Less distributions from:
Net investment income .......................... — — — (0.18) (0.34)
Net realized gains ............................. (0.10) (0.47) (4.28) (3.05) (2.49)
Total distributions ............................... (0.10) (0.47) (4.28) (3.23) (2.83)
Net asset value, end of year ....................... $8.41 $10.23 $15.97 $20.94 $18.18
Total return .................................... (16.93)% (33.75)% (5.61)% 37.20% (6.25)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.49% 1.62% 1.48% 1.61% 1.62%
Expenses net of waiver and payments by affiliates ....... 1.48% 1.60% 1.47% 1.60% 1.58%
Net investment income (loss) ...................... (0.31)% (0.86)% (0.73)% (0.12)% 1.01%
Supplemental data
Net assets, end of year (000’s) ..................... $25,262 $34,106 $63,106 $74,741 $67,189
Portfolio turnover rate ............................ 30.20% 6.63% 27.52% 59.87% 5.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton China World Fund
Schedule of Investments, August 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 100.6%
Advertising 3.5%
Focus Media Information Technology Co. Ltd., A .............. China 2,570,627 $ 2,722,274
a,b,c
Mobvista, Inc., 144A, Reg S ............................. China 631,000 288,156
3,010,430
Air Freight & Logistics 1.6%
SF Holding Co. Ltd., A .................................. China 232,830 1,394,101
Apparel, Accessories & Luxury Goods 3.5%
ANTA Sports Products Ltd. .............................. China 265,444 2,992,406
Application Software 1.0%
Hundsun Technologies, Inc., A ............................ China 172,973 857,996
Automobile Manufacturers 1.7%
BYD Co. Ltd., H ...................................... China 45,500 1,429,186
Automotive Parts & Equipment 0.8%
Minth Group Ltd. ...................................... China 224,783 667,280
Brewers 2.1%
China Resources Beer Holdings Co. Ltd. .................... China 305,657 1,794,618
Broadline Retail 14.3%
a,c
Alibaba Group Holding Ltd. .............................. China 828,557 9,616,353
c
JD.com, Inc., A ....................................... China 158,440 2,631,388
12,247,741
Commodity Chemicals 1.1%
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 211,643 956,526
Construction Machinery & Heavy Transportation Equipment 1.1%
Weichai Power Co. Ltd., H .............................. China 739,189 957,561
Construction Materials 2.1%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 461,520 1,828,974
Distillers & Vintners 4.5%
Kweichow Moutai Co. Ltd., A ............................. China 9,250 2,357,480
Wuliangye Yibin Co. Ltd., A .............................. China 69,921 1,501,843
3,859,323
Diversified Banks 4.4%
China Merchants Bank Co. Ltd., H ......................... China 607,725 2,406,482
b
Postal Savings Bank of China Co. Ltd., H, 144A, Reg S ......... China 2,782,173 1,372,253
3,778,735
Electrical Components & Equipment 3.8%
Contemporary Amperex Technology Co. Ltd., A ............... China 69,053 2,248,863
GoodWe Technologies Co. Ltd., A ......................... China 52,220 996,662
3,245,525
Electronic Components 0.8%
Luxshare Precision Industry Co. Ltd., A ..................... China 155,220 705,036
Financial Exchanges & Data 3.5%
East Money Information Co. Ltd., A ........................ China 551,010 1,206,090
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 47,167 1,828,109
3,034,199

Templeton China World Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Health Care Equipment 1.1%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 25,000 $ 930,849
Health Care Facilities 1.0%
Aier Eye Hospital Group Co. Ltd., A ........................ China 359,177 892,420
Health Care Services 0.5%
a,b,c
New Horizon Health Ltd., 144A, Reg S ..................... China 184,923 409,292
a
Heavy Electrical Equipment 2.1%
NARI Technology Co. Ltd., A ............................. China 557,698 1,828,191
Interactive Home Entertainment 4.0%
c
NetEase, Inc. ........................................ China 165,129 3,421,054
Interactive Media & Services 20.4%
a,c
Baidu, Inc., A ......................................... China 151,800 2,711,033
a,c,d
Baidu, Inc., ADR ...................................... China 13,986 1,997,620
c
Tencent Holdings Ltd. .................................. China 308,437 12,781,742
17,490,395
Life & Health Insurance 4.6%
Ping An Insurance Group Co. of China Ltd., H ................ China 660,543 3,954,769
Life Sciences Tools & Services 3.0%
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 457,798 2,580,884
a
Packaged Foods & Meats 2.7%
b
China Feihe Ltd., 144A, Reg S ........................... China 1,040,000 625,269
a
China Mengniu Dairy Co. Ltd. ............................ China 495,000 1,664,421
2,289,690
Pharmaceuticals 1.9%
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A ................. China 284,600 1,640,421
Real Estate Development 1.4%
China Resources Land Ltd. .............................. China 272,867 1,153,327
Renewable Electricity 1.2%
China Yangtze Power Co. Ltd., A .......................... China 333,000 1,012,576
Restaurants 6.3%
a,b,c
Meituan Dianping, B, 144A, Reg S ........................ China 297,597 4,924,979
Yum China Holdings, Inc. ............................... China 8,860 475,693
5,400,672
Semiconductors 0.6%
a,b
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 179,183 467,083
a
Total Common Stocks (Cost $82,112,530) ......................................
86,231,260

Templeton China World Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 0.0%
†
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.0%
†
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 5.066% .... United States 378 $ 378
Total Money Market Funds (Cost $378) .........................................
378
Total Short Term Investments (Cost $378 ) ......................................
378
a
Total Investments (Cost $82,112,908) 100.6% ...................................
$86,231,638
Other Assets, less Liabilities (0.6)% ...........................................
(488,906)
Net Assets 100.0% ...........................................................
$85,742,732
See Abbreviations on page 30 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $10,667,916, representing 12.4% of net assets.
c
Variable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At
August 31, 2023, the aggregate value of these securities was $38,781,617, representing 45.2% of net assets.
d
A portion or all of the security is on loan at August 31, 2023. See Note 1(c).
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
China World
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $82,112,530
Cost - Non-controlled affiliates (Note 3f) ........................................................ 378
Value - Unaffiliated issuers (Includes securities loaned of $898,829) ................................... $86,231,260
Value - Non-controlled affiliates (Note 3f) ........................................................ 378
Receivables:
Investment securities sold ................................................................... 80,375
Capital shares sold ........................................................................ 9,687
Dividends and interest ..................................................................... 37,147
Total assets .......................................................................... 86,358,847
Liabilities:
Payables:
Capital shares redeemed ................................................................... 85,257
Management fees ......................................................................... 124,372
Distribution fees .......................................................................... 14,263
Transfer agent fees ........................................................................ 46,169
Professional fees ......................................................................... 53,074
Trustees' fees and expenses ................................................................. 328
Funds advanced by custodian ................................................................. 274,672
Accrued expenses and other liabilities ........................................................... 17,980
Total liabilities ......................................................................... 616,115
Net assets, at value ................................................................. $85,742,732
Net assets consist of:
Paid-in capital ............................................................................. $101,252,393
Total distributable earnings (losses) ............................................................. (15,509,661)
Net assets, at value ................................................................. $85,742,732

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
China World
Fund
Class A:
Net assets, at value ....................................................................... $56,739,387
Shares outstanding ........................................................................ 6,895,952
Net asset value per share
a
.................................................................. $8.23
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $8.71
Class C:
Net assets, at value ....................................................................... $2,005,138
Shares outstanding ........................................................................ 251,770
Net asset value and maximum offering price per share
a
............................................. $7.96
Class R6:
Net assets, at value ....................................................................... $1,735,959
Shares outstanding ........................................................................ 206,140
Net asset value and maximum offering price per share ............................................. $8.42
Advisor Class:
Net assets, at value ....................................................................... $25,262,248
Shares outstanding ........................................................................ 3,004,669
Net asset value and maximum offering price per share ............................................. $8.41
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton China World Fund
Financial Statements
Statement of Operations
for the year ended August 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
China World
Fund
Investment income:
Dividends: (net of foreign taxes of $77,070)
Unaffiliated issuers ........................................................................ $1,140,217
Non-controlled affiliates (Note 3f) ............................................................. 52,834
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (2,918)
Non-controlled affiliates (Note 3 f ) ............................................................. 10,961
Total investment income ................................................................... 1,201,094
Expenses:
Management fees (Note 3 a ) ................................................................... 1,181,743
Distribution fees: (Note 3c )
    Class A ................................................................................ 169,291
    Class C ................................................................................ 24,666
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 151,958
    Class C ................................................................................ 5,538
    Class R6 ............................................................................... 2,816
    Advisor Class ............................................................................ 65,005
Custodian fees ............................................................................. 5,335
Reports to shareholders fees .................................................................. (35,134)
Registration and filing fees .................................................................... 60,823
Professional fees ........................................................................... 56,996
Trustees' fees and expenses .................................................................. 15,296
Other .................................................................................... (7,500)
Total expenses ......................................................................... 1,696,833
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (7,546)
Net expenses ......................................................................... 1,689,287
Net investment income (loss) ............................................................ (488,193)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (18,827,453)
Foreign currency transactions ................................................................ 6,998
Net realized gain (loss) .................................................................. (18,820,455)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,227,891)
Translation of other assets and liabilities denominated in foreign currencies .............................. 8
Net change in unrealized appreciation (depreciation) ............................................ (1,227,883)
Net realized and unrealized gain (loss) ............................................................ (20,048,338)
Net increase (decrease) in net assets resulting from operations .......................................... $(20,536,531)

Templeton China World Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton China World Fund
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(488,193) $(1,701,139)
Net realized gain (loss) ................................................. (18,820,455) 4,837,730
Net change in unrealized appreciation (depreciation) ........................... (1,227,883) (70,673,509)
Net increase (decrease) in net assets resulting from operations ................ (20,536,531) (67,536,918)
Distributions to shareholders:
Class A ............................................................. (750,683) (4,088,071)
Class C ............................................................. (27,875) (182,703)
Class R6 ............................................................ (20,046) (94,644)
Advisor Class ........................................................ (303,358) (1,781,749)
Total distributions to shareholders .......................................... (1,101,962) (6,147,167)
Capital share transactions: (Note 2 )
Class A ............................................................. (9,562,016) (16,352,234)
Class C ............................................................. (404,918) (1,450,435)
Class R6 ............................................................ 48,457 73,916
Advisor Class ........................................................ (2,413,523) (7,759,990)
Total capital share transactions ............................................ (12,332,000) (25,488,743)
Net increase (decrease) in net assets ................................... (33,970,493) (99,172,828)
Net assets:
Beginning of year ....................................................... 119,713,225 218,886,053
End of year ........................................................... $85,742,732 $119,713,225

Templeton China World Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton China World Fund (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers four classes of shares: Class A, Class C, Class
R6 and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as "market level fair value”). See the Fair Value
Measurements note for more information.

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, at August
31, 2023, the Fund held $947,475 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At August 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,186,468 $11,223,227 1,077,914 $13,576,057
Shares issued in reinvestment of distributions .......... 79,750 729,707 291,219 3,969,320
Shares redeemed ............................... (2,401,241) (21,514,950) (2,633,801) (33,897,611)
Net increase (decrease) .......................... (1,135,023) $(9,562,016) (1,264,668) $(16,352,234)
Class C Shares:
Shares sold ................................... 83,667 $746,144 33,386 $407,472
Shares issued in reinvestment of distributions .......... 3,109 27,669 13,591 181,578
Shares redeemed
a
.............................. (136,670) (1,178,731) (165,848) (2,039,485)
Net increase (decrease) .......................... (49,894) $(404,918) (118,871) $(1,450,435)
Class R6 Shares:
Shares sold ................................... 57,369 $515,869 37,974 $493,824
Shares issued in reinvestment of distributions .......... 2,149 20,045 6,838 94,644
Shares redeemed ............................... (54,684) (487,457) (41,005) (514,552)
Net increase (decrease) .......................... 4,834 $48,457 3,807 $73,916
Advisor Class Shares:
Shares sold ................................... 549,685 $5,392,911 418,913 $5,412,887
Shares issued in reinvestment of distributions .......... 28,923 269,855 116,366 1,612,832
Shares redeemed ............................... (909,062) (8,076,289) (1,151,769) (14,785,709)
Net increase (decrease) .......................... (330,454) $(2,413,523) (616,490) $(7,759,990)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
Effective May 1, 2023, the Fund pays an investment management fee, calculated weekly and paid monthly, to Asset
Management based on the average weekly net assets of the Fund as follows:
Prior to May 1, 2023, the Fund paid fees, calculated weekly and paid monthly, to Asset Management based on the average weekly net assets of the Fund as follows:
For the year ended August 31, 2023, the gross effective investment management fee rate was 1.166% of the Fund’s average weekly net assets.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund’s average weekly net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
1.100% Up to and including $1 billion
1.050% Over $1 billion, up to and including $2 billion
1.000% In excess of $2 billion
Annualized Fee Rate Net Assets
1.200% Up to and including $1 billion
1.150% Over $1 billion, up to and including $5 billion
1.100% Over $5 billion, up to and including $10 billion
1.050% Over $10 billion, up to and including $15 billion
1.000% In excess of $15 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2023, the Fund paid transfer agent fees of $225,317, of which $93,262 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2023, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $3,475
CDSC retained .............................................................................. $1,526
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.066% $284 $26,376,783 $(26,376,689) $— $— $378 378 $52,834
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.066% $959,042 $8,450,251 $(9,409,293) $— $— $— — $10,961
Total Affiliated Securities ... $959,326 $34,827,034 $(35,785,982) $— $— $378 $63,795
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.60% based on the average net assets of each class until December 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2023.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended August 31, 2023 and 2022, was as follows:
At August 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $1,035,999
Long term ................................................................................ 18,386,118
Total capital loss carryforwards ............................................................... $19,422,117
2023 2022
Distributions paid from:
Ordinary income .......................................................... $1,126 —
Long term capital gain ...................................................... 1,100,836 $6,147,167
$1,101,962 $6,147,167
Cost of investments .......................................................................... $82,453,264
Unrealized appreciation ........................................................................ $15,048,152
Unrealized depreciation ........................................................................ (11,269,778)
Net unrealized appreciation (depreciation) .......................................................... $3,778,374
Distributable earnings:
Undistributed ordinary income ................................................................... $134,021
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2023, aggregated
$30,011,947 and $42,912,887, respectively.
6. Concentration of Risk
Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China (PRC), Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the PRC and listed on the Shanghai and Shenzhen
Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional
Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2023, the Fund did not use the
Global Credit Facility.

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton China World Fund
Assets:
Investments in Securities:
Common Stocks :
Advertising ........................... $ — $ 3,010,430 $ — $ 3,010,430
Air Freight & Logistics ................... — 1,394,101 — 1,394,101
Apparel, Accessories & Luxury Goods ....... — 2,992,406 — 2,992,406
Application Software .................... — 857,996 — 857,996
Automobile Manufacturers ............... — 1,429,186 — 1,429,186
Automotive Parts & Equipment ............ — 667,280 — 667,280
Brewers ............................. — 1,794,618 — 1,794,618
Broadline Retail ....................... — 12,247,741 — 12,247,741
Commodity Chemicals .................. — 956,526 — 956,526
Construction Machinery & Heavy Transportation
Equipment .......................... — 957,561 — 957,561
Construction Materials .................. — 1,828,974 — 1,828,974
Distillers & Vintners ..................... — 3,859,323 — 3,859,323
Diversified Banks ...................... — 3,778,735 — 3,778,735
Electrical Components & Equipment ........ — 3,245,525 — 3,245,525
Electronic Components .................. — 705,036 — 705,036
Financial Exchanges & Data .............. — 3,034,199 — 3,034,199
Health Care Equipment .................. — 930,849 — 930,849
Health Care Facilities ................... — 892,420 — 892,420
Health Care Services ................... — 409,292 — 409,292
Heavy Electrical Equipment .............. — 1,828,191 — 1,828,191
Interactive Home Entertainment ........... — 3,421,054 — 3,421,054
Interactive Media & Services .............. 1,997,620 15,492,775 — 17,490,395
Life & Health Insurance .................. — 3,954,769 — 3,954,769
Life Sciences Tools & Services ............ — 2,580,884 — 2,580,884
Packaged Foods & Meats ................ — 2,289,690 — 2,289,690
Pharmaceuticals ....................... — 1,640,421 — 1,640,421
Real Estate Development ................ — 1,153,327 — 1,153,327
Renewable Electricity ................... — 1,012,576 — 1,012,576
Restaurants .......................... 475,693 4,924,979 — 5,400,672
Semiconductors ....................... — 467,083 — 467,083
Short Term Investments ................... 378 — — 378
Total Investments in Securities ........... $2,473,691 $83,757,947
a
$— $86,231,638

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
Includes foreign securities valued at $83,757,947, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
8. Fair Value Measurements
(continued)

Templeton China World Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Templeton China World Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
China World Fund (the "Fund") as of August 31, 2023, the related statement of operations for the year ended August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023 and the financial highlights for each of the five years in the period ended
August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 23, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton China World Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31 , 202 3 :
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the F und during the fiscal year ended August 31, 2023:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $1,100,836
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $4,543
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $829,479
Amount Reported
Foreign Taxes Paid $77,070
Foreign Source Income Earned $977,990

Templeton China World Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1993 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 29 Ares Strategic Income Fund
(closed-end investment
management company)
(September 2022-present); Ares
Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc. (food
distribution) (2013-present),
formerly , Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Terrence J. Checki (1945) Trustee Since January 2023 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2016 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton China World Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1996 and Lead
Independent
Trustee
since 2007
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously (2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton China World Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 1999 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board, Vice
President and
Trustee
Chairman of the
Board and Vice
President since January
2023 and Trustee since
2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Independent Board Members
(continued)

Templeton China World Fund

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective December 31, 2022, Robert E. Wade ceased to be a trustee of the Trust.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Manraj S. Sekhon (1969) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
7 Temasek Blvd.
Suntec Tower 1, #38-03
Singapore 038987
Principal Occupation During at Least the Past 5 Years:
Chief Investment Officer, Franklin Templeton Emerging Markets Equity; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
Since 2015 and
Secretary since
September 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton China World Fund

franklintempleton.com
Annual Report
general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Templeton China World Fund
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
TEMPLETON CHINA WORLD FUND
(Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of the Fund, including a majority
of the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Templeton
Asset Management Ltd. (Manager) and the Fund
(Management Agreement) for the period May 1, 2023
through June 30, 2023 (Stub Period). The Independent
Trustees noted that the Fund’s annual contract review was
historically held at the February Board meeting and that
management proposed to move the contract review to the
May Board meeting. The Independent Trustees further
noted management’s explanation that, to effect this change,
the Board needed to consider the renewal of the Fund’s
Management Agreement prior to its current April 30, 2023
expiration date. The Independent Trustees also noted that
management would ask them to consider the continuation
of the Management Agreement again at the May Board
meeting for the 12-month period beginning July 1, 2023.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement for the Stub Period.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the March Meeting and
throughout the year at meetings of the Board and its
committees. The Board also reviewed and considered
information provided in response to a detailed set of
requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent
Trustees in connection with the annual contract renewal
process. In addition, prior to the March Meeting, the
Independent Trustees held a virtual contract renewal
meeting at which the Independent Trustees first conferred
amongst themselves and Independent Trustee counsel
about contract renewal matters; then met with management
to request additional information that the Independent
Trustees reviewed and considered prior to and at the March
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors
(Factors).
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.

Templeton China World Fund
Shareholder Information

franklintempleton.com
Annual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional China region funds. The Board noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was below the median
of its Performance Universe. The Board discussed this
performance with management and management explained
that the Performance Universe included funds with different
investment universes that are not directly comparable to
the Fund, for example, funds that have significantly higher
exposure to either China onshore A-Shares equities or
Taiwan equities. Management also explained that only four
funds in the Performance Universe invest in Chinese equities similar to the Fund, noting that the Fund outperformed two
of these four funds over the one-year period. Management
further explained that political decisions, geopolitical factors and aggressive central bank actions in developed countries
have all affected performance since 2021. Management also
explained that for the one-year period ended December 31,
2022, a third of the Fund’s relative underperformance was
attributed to zero exposure to state-owned businesses and
companies which do not fall within the Fund’s investment
guidelines. Management further explained that the Fund’s
three- and five-year underperformance was largely driven
by the one-year underperformance. Management then
discussed with the Board the actions that are being taken in an effort to improve the performance of the Fund, noting that it has made adjustments to the Fund’s portfolio positioning
and expanded its China-dedicated resources. The Board
concluded that the Fund’s Management Agreement should
be continued for the Stub Period, while management’s
efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each
other fund in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
eight other China region funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were above the medians of its Expense Group.
The Board further noted that the Fund’s actual total
expense ratio reflected a fee waiver from management. In

Templeton China World Fund
Shareholder Information

franklintempleton.com
Annual Report
response to discussions with the Independent Trustees,
management proposed a 10 basis point reduction in the
Fund’s Management Rate and a restructuring of the Fund’s
breakpoint tier schedule, effective May 1, 2023. After
consideration of the above, the Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing
a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs
across the FT family of funds as a whole. The Board noted
that the Fund is not of a sufficient size to likely be able to realize economies of scale, but concluded that to the extent economies of scale may be realized by the Manager and its
affiliates, the Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for the Stub
Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved the Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Manager by Independent Trustee counsel on behalf
of the Independent Trustees, which included information
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including

Templeton China World Fund
Shareholder Information

franklintempleton.com
Annual Report
the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreement for an additional twelve-month period beginning
July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Templeton China World Fund
Shareholder Information

franklintempleton.com
Annual Report
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

188 A 10/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton China World Fund
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

((a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $42,817 for the fiscal year ended August 31, 2023 and $43,158 for the fiscal year ended August 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended August 31, 2023, and $0 for the fiscal year ended August 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $37,215 for the fiscal year ended August 31, 2023 and $181,126 for the fiscal year ended August 31, 2022. The services for which these fees were paid included professional fees in connection with SOC 1 reports, fees in connection with license for accounting and business knowledge platform Viewpoint, and fees in connection with license for employee development tool ProEdge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $107,215 for the fiscal year ended August 31, 2023 and $181,126 for the fiscal year ended August 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.
  N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls:
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                                     N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 30, 2023